SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Titan Trucking LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accounts payable	$ 669,231	$ 309,833
Credit card payable	29,454	28,683
Accrued interest	12,298	35,131
Accrued expenses and other	25,675
Total accounts payable and accrued expenses	$ 736,658	$ 373,647